Condensed Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (3,032,369)	$ (4,861,190)	$ (12,885,106)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	2,260,000	3,090,130	7,086,905
Formation cost paid by Sponsor in exchange for issuance of founder shares	6,606	6,606
Interest earned on investments held in Trust Account	(164)	(4,193)	(19,898)
Transaction costs allocated to warrants	754,990	768,391
Changes in operating assets and liabilities:
Prepaid expenses	(278,363)	(234,959)	100,146
Accounts payable and accrued expenses	0		5,248,917
Accrued expenses		893,415
Net cash used in operating activities	(289,300,000)	(341,800,000)	(469,036,000)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(200,000,000)	(207,372,020)
Net cash used in investing activities	(200,000,000)	(207,372,020)
Cash Flows from Financing Activities:
Proceeds from issuance of Class C voting units (see Note 7)	196,000,000	203,224,580
Proceeds from sale of Private Placement Units	6,000,000	6,147,440
Payment of offering costs	(397,793)	(397,793)
Repayment of promissory note – related party	(82,729)	(82,729)
Net cash provided by financing activities	201,519,478	208,891,498
Cash – Beginning of period	0	0	1,177,678
Cash – End of period	1,230,178	1,177,678	708,642
Net increase (decrease) in cash, cash equivalents, restricted cash and customer funds	1,230,178	1,177,678	$ (469,036)
Non-Cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Founder shares	18,394	18,394
Offering costs included in accrued offering costs	2,230	2,230
Payment of offering costs through promissory note	82,729	82,729
Initial classification of Class A ordinary shares subject to possible redemption	207,372,020	174,883,010
Deferred underwriting fee payable	$ 7,000,000	7,258,021,000
Change in value of Class A ordinary shares subject to possible redemption		(1,760,900)
Initial classification of warrant liabilities		20,960,000
Forfeiture of Founder Shares		$ (57)